SHARE-BASED COMPENSATION - Narrative (Details)	1 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2022 CNY (¥) item shares	Mar. 31, 2022 CNY (¥) installment item shares	Sep. 30, 2018 shares	Mar. 31, 2018 shares	Dec. 31, 2021 shares	Dec. 31, 2022 CNY (¥) installment shares	Dec. 31, 2021	Dec. 31, 2020 shares
Share options
SHARE-BASED COMPENSATION
Unrecognized compensation expense | ¥	¥ 6,049,531					¥ 6,049,531
Unrecognized compensation expense, recognition period						7 months 2 days
Restricted share units
SHARE-BASED COMPENSATION
Unrecognized compensation expense | ¥	¥ 99,977,753					¥ 99,977,753
Unrecognized compensation expense, recognition period						2 years 6 months 14 days
Number of shares cancelled						638,754
Number of awards granted (in shares)						2,683,756
Restricted share units | Tranche One
SHARE-BASED COMPENSATION
Number of awards granted (in shares)						2,555,756
Number of equal installments in which the awards will vest | installment						4
Restricted share units | Tranche Two
SHARE-BASED COMPENSATION
Number of awards granted (in shares)						128,000
Number of equal installments in which the awards will vest | installment						2
Amended 2016 Plan
SHARE-BASED COMPENSATION
Maximum aggregate shares that may be issued				5,861,480
Expiration period				10 years
2018 Share Incentive Plan
SHARE-BASED COMPENSATION
Maximum aggregate shares that may be issued			6,733,703
Maximum percentage of total ordinary shares issued and outstanding that may be issued			1.50%			1.50%	1.50%	1.50%
Maximum aggregate shares that may be issued, annual increase					2,285,407	2,305,212		2,241,253
Arrangement with grantees
SHARE-BASED COMPENSATION
Number of grantees affected | item	2	4
Compensation costs resulting from modification | ¥	¥ 1,562,099	¥ 27,615,088
Arrangement with grantees | Restricted share units
SHARE-BASED COMPENSATION
Number of shares cancelled	80,000	120,750
Number of awards granted (in shares)		790,756				790,756
Number of equal installments in which the awards will vest | installment		4